TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 9,950,233	S/ 8,452,671
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	8,457,046	7,062,380
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,241,717	1,156,368
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	251,470	233,923
Direct claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,576,228	1,366,670
Direct claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	908,362	732,868
Direct claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	590,588	562,430
Direct claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	77,278	71,372
Technical claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	8,374,005	7,086,001	S/ 6,262,908
Technical claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	7,548,684	6,329,512	5,599,777
Technical claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	651,129	593,938	513,826
Technical claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 174,192	S/ 162,551	S/ 149,305